Document And Entity Information - shares	6 Months Ended
	Jun. 30, 2015	Aug. 01, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Energy 11, L.P.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		0
Amendment Flag	false
Entity Central Index Key	0001581552
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2